Investment in Term Loans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Vessel	Mar. 31, 2014	Jul. 31, 2010 Term_loan	May 31, 2014	Feb. 28, 2011
Net Investment Income [Line Items]
Repayment premium included in investment in term loans		$ 3,400,000
Interest income from loans		11,200,000
Gain (loss) on sale of assets	13,509,000	1,995,000	(6,975,000)
VLCC [Member]
Net Investment Income [Line Items]
Interest income from loans				11,200,000	11,200,000
Number of vessels	3			3
Estimated aggregate fair value of vessels				222,000,000	222,000,000
Interest income recognized					15,200,000
Sold Asset [Member]
Net Investment Income [Line Items]
Number of vessels			3
Teekay Tankers [Member]
Net Investment Income [Line Items]
Term loan						115,600,000
Interest rate on term loan						9.00%
Acquired term loans						2
Principal amount outstanding of term loan						115,000,000
Investment yield						10.00%
Investment, Interest Rate Reflects Current Yield Flag						true
Debt instrument collateral, description	The TNK Loans were collateralized by first-priority mortgages on two 2010-built VLCCs, together with other related security.
Teekay Tankers [Member] | VLCC [Member]
Net Investment Income [Line Items]
Gain (loss) on sale of assets	10,000,000
Aggregate proceeds received							154,000,000
Teekay Tankers [Member] | Sold Asset [Member]
Net Investment Income [Line Items]
Number of vessels							2
Loans receivable [Member]
Net Investment Income [Line Items]
Term loan								70,000,000
Interest rate on term loan								9.00%
Accrued and unpaid interest on loans		$ 10,700,000